Quarterly Holdings Report
for

Fidelity® Financials Central Fund

June 30, 2020

FNCIP-QTLY-0820
1.851899.113

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Banks - 21.1%
Diversified Banks - 12.7%
Bank of America Corp.	4,190,278	$99,519,103
Citigroup, Inc.	2,029,000	103,681,900
JPMorgan Chase & Co.	800,400	75,285,624
Piraeus Bank SA (a)	3,151,304	5,558,569
Societe Generale Series A	1,046,600	17,402,655
TCS Group Holding PLC:
GDR	457,288	9,282,946
GDR (b)	269,559	5,472,048
Wells Fargo & Co.	1,791,477	45,861,811
		362,064,656
Regional Banks - 8.4%
Comerica, Inc.	568,300	21,652,230
First Horizon National Corp.	2,410,569	24,009,267
Huntington Bancshares, Inc.	1,382,297	12,489,053
KeyCorp	2,344,895	28,560,821
M&T Bank Corp.	298,728	31,058,750
PNC Financial Services Group, Inc.	203,200	21,378,672
Signature Bank	173,746	18,576,922
Synovus Financial Corp.	635,300	13,042,709
Truist Financial Corp.	1,460,647	54,847,295
Wintrust Financial Corp.	356,400	15,546,168
		241,161,887

TOTAL BANKS		603,226,543

Capital Markets - 20.1%
Asset Management & Custody Banks - 9.5%
Affiliated Managers Group, Inc.	111,870	8,341,027
Bank of New York Mellon Corp.	3,865,600	149,405,440
BlackRock, Inc. Class A	121,314	66,005,734
Hamilton Lane, Inc. Class A (c)	211,796	14,268,697
State Street Corp.	526,700	33,471,785
		271,492,683
Financial Exchanges & Data - 5.1%
Cboe Global Markets, Inc.	545,972	50,928,268
Intercontinental Exchange, Inc.	1,042,700	95,511,320
		146,439,588
Investment Banking & Brokerage - 5.5%
Lazard Ltd. Class A	319,686	9,152,610
Morgan Stanley	2,115,884	102,197,197
Virtu Financial, Inc. Class A	1,923,031	45,383,532
		156,733,339

TOTAL CAPITAL MARKETS		574,665,610

Consumer Finance - 10.3%
Consumer Finance - 10.3%
Ally Financial, Inc.	1,268,245	25,149,298
Capital One Financial Corp.	2,823,574	176,727,498
Discover Financial Services	588,600	29,482,974
OneMain Holdings, Inc.	1,548,611	38,002,914
SLM Corp.	3,400,565	23,905,972
		293,268,656
Diversified Financial Services - 4.6%
Multi-Sector Holdings - 4.0%
Berkshire Hathaway, Inc. Class B (a)	641,600	114,532,016
Other Diversified Financial Services - 0.6%
StepStone Group Holdings LLC (d)(e)(f)	18,125	16,652,706

TOTAL DIVERSIFIED FINANCIAL SERVICES		131,184,722

Equity Real Estate Investment Trusts (REITs) - 21.8%
Health Care REITs - 1.5%
Healthcare Realty Trust, Inc.	744,722	21,812,907
Ventas, Inc.	562,500	20,598,750
		42,411,657
Hotel & Resort REITs - 0.4%
RLJ Lodging Trust	1,256,454	11,860,926
Industrial REITs - 3.6%
Americold Realty Trust	750,714	27,250,918
Prologis, Inc.	804,991	75,129,810
		102,380,728
Office REITs - 1.6%
Highwoods Properties, Inc. (SBI)	1,274,900	47,592,017
Residential REITs - 3.7%
Essex Property Trust, Inc.	137,459	31,501,479
Invitation Homes, Inc.	1,539,251	42,375,580
Mid-America Apartment Communities, Inc.	272,700	31,270,509
		105,147,568
Specialized REITs - 11.0%
American Tower Corp.	502,804	129,994,946
CubeSmart	1,223,115	33,011,874
Digital Realty Trust, Inc.	475,172	67,526,693
Four Corners Property Trust, Inc.	1,347,503	32,879,073
VICI Properties, Inc.	1,541,400	31,120,866
Weyerhaeuser Co.	840,700	18,882,122
		313,415,574

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		622,808,470

Insurance - 15.4%
Insurance Brokers - 4.1%
Marsh & McLennan Companies, Inc.	532,050	57,126,209
Willis Towers Watson PLC	302,828	59,641,975
		116,768,184
Multi-Line Insurance - 4.0%
American International Group, Inc.	1,112,063	34,674,124
Fairfax Financial Holdings Ltd. (sub. vtg.)	83,500	25,797,293
Hartford Financial Services Group, Inc.	1,360,869	52,461,500
		112,932,917
Property & Casualty Insurance - 7.3%
Chubb Ltd.	419,300	53,091,766
The Travelers Companies, Inc.	1,366,478	155,846,816
		208,938,582

TOTAL INSURANCE		438,639,683

Mortgage Real Estate Investment Trusts - 1.9%
Mortgage REITs - 1.9%
AGNC Investment Corp.	4,148,500	53,515,650
Real Estate Management & Development - 1.2%
Diversified Real Estate Activities - 0.4%
The RMR Group, Inc.	392,438	11,565,148
Real Estate Services - 0.8%
CBRE Group, Inc. (a)	481,200	21,759,864

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		33,325,012

Thrifts & Mortgage Finance - 2.2%
Thrifts & Mortgage Finance - 2.2%
Essent Group Ltd.	1,053,333	38,204,388
MGIC Investment Corp.	3,234,719	26,492,349
WMI Holdings Corp. (a)	20	249
		64,696,986
TOTAL COMMON STOCKS
(Cost $2,834,940,313)		2,815,331,332

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.12% (g)	33,680,430	33,687,166
Fidelity Securities Lending Cash Central Fund 0.12% (g)(h)	139,111	139,125
TOTAL MONEY MARKET FUNDS
(Cost $33,826,291)		33,826,291
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,868,766,604)		2,849,157,623
NET OTHER ASSETS (LIABILITIES) - 0.2%		4,928,313
NET ASSETS - 100%		$2,854,085,936

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,472,048 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,652,706 or 0.6% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
StepStone Group Holdings LLC	8/19/19	$14,500,300

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$407,098
Fidelity Securities Lending Cash Central Fund	130,945
Total	$538,043

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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